Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Broadline Retail — 13.3%
Alibaba Group Holding Ltd.	83,300	$1,638,910
JD.com Inc., Class A	105,400	1,576,681
PDD Holdings Inc., ADR(a)	12,410	1,440,553
Vipshop Holdings Ltd., ADR	36,006	707,158
		5,363,302
Capital Markets — 1.5%
Beijing Compass Technology Development Co. Ltd., Class A(a)	3,400	59,294
East Money Information Co. Ltd., Class A	109,852	365,038
Hithink RoyalFlush Information Network Co. Ltd., Class A	3,800	173,339
		597,671
Communications Equipment — 4.2%
BYD Electronic International Co. Ltd.	93,500	400,415
Hengtong Optic-Electric Co. Ltd., Class A	17,000	47,858
Suzhou TFC Optical Communication Co. Ltd., Class A	5,368	120,474
Yealink Network Technology Corp. Ltd., Class A	8,540	40,929
Zhongji Innolight Co. Ltd., Class A	7,740	567,490
ZTE Corp., Class A	27,200	162,674
ZTE Corp., Class H(b)	88,400	358,641
		1,698,481
Consumer Finance — 0.6%
Qfin Holdings, Inc.	11,543	225,435
Diversified Consumer Services — 3.3%
New Oriental Education & Technology Group Inc.	156,700	805,982
TAL Education Group, ADR(a)	48,297	531,267
		1,337,249
Electrical Equipment — 7.3%
CNGR Advanced Material Co. Ltd., Class A	6,800	40,612
Contemporary Amperex Technology Co. Ltd., Class A	22,540	1,196,332
Contemporary Amperex Technology Co. Ltd., Class H	6,600	403,164
Eve Energy Co. Ltd., Class A	13,600	138,078
GEM Co. Ltd., Class A	35,700	38,265
Goneo Group Co. Ltd., Class A	6,875	41,724
Gotion High-tech Co. Ltd., Class A	11,900	66,107
Jiangsu Zhongtian Technology Co. Ltd., Class A	23,800	53,534
JL Mag Rare-Earth Co. Ltd., Class A	8,500	40,764
Ningbo Deye Technology Co. Ltd., Class A	6,851	78,766
Ningbo Orient Wires & Cables Co. Ltd., Class A	5,192	42,580
Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,200	32,725
Sungrow Power Supply Co. Ltd., Class A	13,620	354,676
Sunwoda Electronic Co. Ltd., Class A	13,600	57,018
TBEA Co. Ltd., Class A	34,480	106,789
Wolong Electric Group Co. Ltd., Class A	10,200	60,271
Zhejiang Chint Electrics Co. Ltd., Class A	15,300	60,978
Zhejiang Huayou Cobalt Co. Ltd., Class A	13,600	119,661
		2,932,044
Electronic Equipment, Instruments & Components — 12.3%
AAC Technologies Holdings Inc.	93,500	442,447
Accelink Technologies Co. Ltd., Class A	5,000	43,171
Avary Holding Shenzhen Co. Ltd., Class A	16,200	104,091
BOE Technology Group Co. Ltd., Class A	253,700	138,838
Chaozhou Three-Circle Group Co. Ltd., Class A	13,600	85,247
China Railway Signal & Communication Corp. Ltd., Class A	47,600	35,061
Eoptolink Technology Inc. Ltd., Class A	7,040	348,388
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	98,600	38,426
Foxconn Industrial Internet Co. Ltd., Class A	91,800	795,221
GoerTek Inc., Class A	23,800	101,961
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Huagong Tech Co. Ltd., Class A	6,800	$70,490
Lens Technology Co. Ltd., Class A	34,000	133,269
Lingyi iTech Guangdong Co., Class A	51,000	100,960
Luxshare Precision Industry Co. Ltd., Class A	51,000	420,681
Maxscend Microelectronics Co. Ltd., Class A	3,640	35,753
OFILM Group Co. Ltd., Class A(a)	23,800	38,113
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,232	23,154
Shengyi Electronics Co. Ltd., Class A	3,400	44,853
Shengyi Technology Co. Ltd., Class A	17,000	139,614
Shennan Circuits Co. Ltd., Class A	5,020	140,021
Shenzhen Everwin Precision Technology Co. Ltd., Class A	10,200	62,377
Shenzhen Kinwong Electronic Co. Ltd., Class A	6,800	63,390
Sunny Optical Technology Group Co. Ltd.	81,600	669,593
SUPCON Technology Co. Ltd., Class A	6,981	49,413
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	13,600	145,805
TCL Technology Group Corp., Class A	146,680	85,059
Unisplendour Corp. Ltd., Class A	20,400	72,384
Victory Giant Technology Huizhou Co. Ltd., Class A	6,000	231,527
Wingtech Technology Co. Ltd., Class A(a)	8,500	49,336
Wuhan Guide Infrared Co. Ltd., Class A(a)	28,968	50,375
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,600	134,755
Zhejiang Dahua Technology Co. Ltd., Class A	22,100	59,485
		4,953,258
Entertainment — 6.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	15,300	44,729
Beijing Enlight Media Co. Ltd., Class A	20,400	47,532
China Ruyi Holdings Ltd.(a)(b)	1,292,000	405,172
Giant Network Group Co. Ltd., Class A	13,600	79,460
Kingnet Network Co. Ltd., Class A	15,300	48,529
Kingsoft Corp. Ltd.	122,000	450,911
Mango Excellent Media Co. Ltd., Class A	13,600	50,008
NetEase Cloud Music Inc.(a)(c)	2,550	63,469
NetEase Inc.	57,200	1,582,323
Tencent Music Entertainment Group, ADR	1,649	30,424
		2,802,557
Household Durables — 5.4%
Beijing Roborock Technology Co. Ltd., Class A	1,108	23,960
Ecovacs Robotics Co. Ltd., Class A	3,400	37,956
Gree Electric Appliances Inc. of Zhuhai, Class A	20,400	116,665
Haier Smart Home Co. Ltd., Class A	42,500	166,361
Haier Smart Home Co. Ltd., Class A	282,200	967,826
Midea Group Co. Ltd., Class A	24,400	276,118
Midea Group Co. Ltd., Class H	49,200	561,116
Sichuan Changhong Electric Co. Ltd., Class A	32,300	43,448
		2,193,450
Interactive Media & Services — 15.3%
Autohome Inc., ADR	7,395	175,705
Baidu Inc., Class A(a)	103,700	1,528,887
Bilibili Inc., Class Z(a)	28,860	769,347
Kuaishou Technology(c)	188,500	1,654,733
Kunlun Tech Co. Ltd., Class A(a)	8,500	52,664
Meitu Inc.(c)	425,000	471,988
Tencent Holdings Ltd.	19,452	1,536,932
		6,190,256
IT Services — 1.7%
GDS Holdings Ltd., Class A(a)	130,900	557,411

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Multisector Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Isoftstone Information Technology Group Co. Ltd., Class A	6,925	$46,895
Range Intelligent Computing Technology Group Co. Ltd., Class A	10,220	69,521
		673,827
Machinery — 2.4%
Haitian International Holdings Ltd.	68,000	190,978
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,500	122,360
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	5,100	49,757
Shenzhen Envicool Technology Co. Ltd., Class A	6,800	69,439
Shenzhen Inovance Technology Co. Ltd., Class A	10,200	102,277
UBTech Robotics Corp. Ltd., Class H(a)	22,950	335,596
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	13,600	83,276
		953,683
Semiconductors & Semiconductor Equipment — 13.1%
ACM Research Shanghai Inc., Class A	1,726	38,761
Advanced Micro-Fabrication Equipment Inc./China, Class A	4,200	160,472
Amlogic Shanghai Co. Ltd., Class A(a)	3,484	44,864
Bestechnic Shanghai Co. Ltd., Class A	840	27,256
Cambricon Technologies Corp. Ltd., Class A(a)	2,873	544,820
China Resources Microelectronics Ltd., Class A	10,256	67,620
CSI Solar Co. Ltd., Class A	24,402	59,535
Flat Glass Group Co. Ltd., Class A	13,600	31,169
GalaxyCore Inc., Class A	13,664	28,395
GCL Technology Holdings Ltd.(a)	2,820,000	421,710
GigaDevice Semiconductor Inc., Class A	5,100	147,796
Hangzhou Chang Chuan Technology Co. Ltd., Class A	5,100	55,960
Hangzhou First Applied Material Co. Ltd., Class A	18,750	37,509
Hangzhou Silan Microelectronics Co. Ltd., Class A	11,900	47,267
Hua Hong Semiconductor Ltd.(a)(c)	84,000	809,420
Hua Hong Semiconductor Ltd., Class A(a)	2,805	43,411
Hwatsing Technology Co. Ltd., Class A	2,715	52,096
Hygon Information Technology Co. Ltd., Class A	16,119	500,258
Ingenic Semiconductor Co. Ltd., Class A	3,400	38,482
JA Solar Technology Co. Ltd., Class A(a)	23,888	40,921
JCET Group Co. Ltd., Class A	11,900	60,804
Jinko Solar Co. Ltd., Class A(a)	71,576	57,210
LONGi Green Energy Technology Co. Ltd., Class A(a)	52,720	138,853
Loongson Technology Corp. Ltd., Class A(a)	3,400	63,926
Montage Technology Co. Ltd., Class A	8,337	140,767
National Silicon Industry Group Co. Ltd., Class A(a)	20,400	61,416
NAURA Technology Group Co. Ltd., Class A	4,780	290,835
Nexchip Semiconductor Corp., Class A	14,363	65,057
OmniVision Integrated Circuits Group Inc.	8,520	144,610
Piotech Inc., Class A	1,882	81,291
Rockchip Electronics Co. Ltd., Class A	3,400	88,761
Sanan Optoelectronics Co. Ltd., Class A	34,000	63,722
SG Micro Corp., Class A	4,224	39,068
Shenzhen Goodix Technology Co. Ltd., Class A	3,400	38,517
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	28,900	38,515
Tianshui Huatian Technology Co. Ltd., Class A	20,200	31,336
TongFu Microelectronics Co. Ltd., Class A	10,200	53,035
Tongwei Co. Ltd., Class A(a)	30,600	99,479
Trina Solar Co. Ltd., Class A(a)	17,000	43,582
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,119	55,434
United Nova Technology Co. Ltd., Class A(a)	57,664	54,671
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Verisilicon Microelectronics Shanghai Co. Ltd., Class A(a)	3,400	$75,754
Xinjiang Daqo New Energy Co. Ltd., Class A(a)	13,688	55,750
Xinyi Solar Holdings Ltd.(b)	544,000	225,935
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,500	44,041
		5,310,091
Software — 4.6%
360 Security Technology Inc., Class A	47,946	92,710
Beijing Kingsoft Office Software Inc., Class A	3,400	150,355
China National Software & Service Co. Ltd., Class A(a)	6,949	44,575
Empyrean Technology Co. Ltd., Class A	3,400	50,478
Horizon Robotics(a)	581,400	592,109
Hundsun Technologies Inc., Class A	12,920	53,907
Iflytek Co. Ltd., Class A	15,300	107,785
Jiangsu Hoperun Software Co. Ltd., Class A(a)	5,100	37,263
Kingdee International Software Group Co. Ltd.(a)	357,000	651,223
Shanghai Baosight Software Co. Ltd., Class A	15,388	46,658
Yonyou Network Technology Co. Ltd., Class A(a)	23,800	48,270
		1,875,333
Technology Hardware, Storage & Peripherals — 7.9%
Anker Innovations Technology Co. Ltd., Class A	3,801	59,722
China Greatwall Technology Group Co. Ltd., Class A(a)	22,100	47,112
Huaqin Technology Co. Ltd., Class A	5,100	63,812
IEIT Systems Co. Ltd., Class A	10,200	89,639
Lenovo Group Ltd.	932,000	1,167,146
Sharetronic Data Technology Co. Ltd., Class A	1,700	34,006
Shenzhen Longsys Electronics Co. Ltd., Class A	2,400	85,802
Shenzhen Transsion Holdings Co. Ltd., Class A	7,084	64,538
Xiaomi Corp., Class B(a)(c)	299,200	1,590,466
		3,202,243
Total Long-Term Investments — 99.8% (Cost: $37,234,499)		40,308,880
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	218,513	218,622
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	20,000	20,000
Total Short-Term Securities — 0.6% (Cost: $238,606)		238,622
Total Investments — 100.4% (Cost: $37,473,105)		40,547,502
Liabilities in Excess of Other Assets — (0.4)%		(178,666)
Net Assets — 100.0%		$40,368,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Multisector Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,584,968	$—	$(1,366,381)(a)	$36	$(1)	$218,622	218,513	$14,156 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	0 (a)	—	—	—	20,000	20,000	457	—
				$36	$(1)	$238,622		$14,613	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	1	12/19/25	$34	$487
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,110,542	$37,198,338	$—	$40,308,880
Short-Term Securities
Money Market Funds	238,622	—	—	238,622
	$3,349,164	$37,198,338	$—	$40,547,502

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Multisector Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$487	$—	$487

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt